Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure Of Income Tax And Deferred Taxes Explanatory

			Group
	2020	2019	2018
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	105	255	413
Adjustments in respect of prior years	(27)	(30)	(22)
Total current tax	78	225	391
Deferred tax:
Charge for the year	35	51	11
Adjustments in respect of prior years	1	(4)	1
Total deferred tax	36	47	12
Tax on profit	114	272	403

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

			Group
	2020	2019	2018
	£m	£m	£m
Profit before tax	552	981	1,567
Tax calculated at a tax rate of 19% (2019: 19%, 2018: 19%)	105	186	298
Bank surcharge on profits	28	64	111
Non-deductible preference dividends paid	8	8	8
Non-deductible UK Bank Levy	20	24	20
Non-deductible conduct remediation, fines and penalties	(4)	44	6
Other non-deductible costs and non-taxable income	23	29	26
Effect of change in tax rate on deferred tax provision	6	(10)	(2)
Tax relief on dividends in respect of other equity instruments	(40)	(39)	(43)
Adjustment to prior year provisions	(32)	(34)	(21)
Tax charge	114	272	403

Disclosure Of Movement In Current Tax Assets And Liabilities

		Group
	2020	2019
	£m	£m
Assets	186	106
Liabilities	—	—
At 1 January	186	106
Income statement charge	(78)	(225)
Other comprehensive income (charge)/credit	1	(3)
Corporate income tax paid	161	309
Other movements	1	(1)
	271	186
Assets	271	186
Liabilities	—	—
At 31 December	271	186

Schedule of Deferred Taxes
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

							Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	(52)	(98)	(58)	(8)	13	18	40	(145)
Income statement (charge)/ credit	(13)	(62)	—	—	2	21	16	(36)
Transfers/reclassifications	—	—	12	—	—	—	(15)	(3)
Credited/(charged) to other comprehensive income	—	133	(54)	(2)	—	—	—	77
At 31 December 2020	(65)	(27)	(100)	(10)	15	39	41	(107)

At 1 January 2019	(51)	(182)	(43)	(12)	20	(4)	61	(211)
Income statement (charge)/credit	(1)	(47)	—	—	(7)	22	(14)	(47)
Transfers/reclassifications	—	—	22	4	—	—	(26)	—
Credited/(charged) to other comprehensive income	—	131	(37)	—	—	—	19	113
At 31 December 2019	(52)	(98)	(58)	(8)	13	18	40	(145)